Contingent liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of contingent liabilities in business combination [line items]
Summary of Contingent Liabilities

	2026	2025
	US$M	US$M
Associates and joint ventures[1]	2,003	1,664
Subsidiaries and joint operations[1]	1,060	911
Total	3,063	2,575

1.
There are a number of matters, for which it is not possible at this time to provide a range of possible outcomes or a reliable estimate of potential future exposures, and for which no amounts have been included in the table above.

Contingent Liability [Member]
Disclosure of contingent liabilities in business combination [line items]
Disclosure of other provisions, contingent liabilities

Uncertain tax and royalty matters

The Group is subject to a range of taxes and royalties across many jurisdictions, the application of which is uncertain in some regards. Changes in tax law, changes in interpretation of tax law, periodic challenges and disagreements with tax authorities, and legal proceedings result in uncertainty of the outcome of the application of taxes and royalties to the Group’s business.

To the extent uncertain tax and royalty matters give rise to a contingent liability, an estimate of the potential liability is included within the table above, where it is capable of reliable measurement.

Samarco contingent liabilities

The table above includes contingent liabilities related to the Group’s equity accounted investment in Samarco to the extent they are capable of reliable measurement. Details of contingent liabilities related to Samarco are disclosed in note 4 'Significant events – Samarco dam failure'.

Divestments and demergers

Where the Group divests or demerges entities, it is generally agreed to provide certain indemnities to the acquiring or demerged entity. Such indemnities include those provided as part of the demerger of South32 Ltd in May 2015, divestment of Group's Onshore US assets in September 2018 and October 2018, divestment of BMC in May 2022 and the merger of the Group's Petroleum business with Woodside in June 2022. No material claims have been made pursuant to these indemnities as at 30 June 2026.